Other assets and non-controlling interest	12 Months Ended
Dec. 31, 2025
Interest in Other Entities [Abstract]
Other assets and non-controlling interest	Other assets and non-controlling interest
Other assets
Consist of the following (in thousands $):

	Dec. 31, 2025	Dec. 31, 2024

Assets attributable to non-controlling interest	16,918	13,934
Advance on unrealized carried interest	11,812	7,750
Fund recoveries and investment receivables	10,312	10,071
Private holdings (1)	4,311	4,371
Prepaid expenses	4,145	4,158
Other (2)	1,232	1,652
Total other assets	48,730	41,936
(1) Private holdings are financial instruments classified at FVTPL. Gains and losses are included in the gain (loss) on investments line in the consolidated statements of operations and comprehensive income.
(2) Includes miscellaneous third-party receivables.

Non-controlling interest assets and liabilities
Non-controlling interest consists of third-party interest in the Company's co-investments that are consolidated. Assets attributable to non-controlling interest represent the underlying investments in the funds. The following table provides a summary of amounts attributable to this non-controlling interest (in thousands $):

	Dec. 31, 2025	Dec. 31, 2024

Assets	16,918	13,934
Liabilities - current (1)	(29)	(90)
Liabilities - long-term (1)	(16,889)	(13,844)
(1) Current and long-term liabilities attributable to non-controlling interest are included in accounts payable and accrued liabilities and other accrued liabilities, respectively.